ORGANIZATION	12 Months Ended
Dec. 31, 2024
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

VNET Group, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on October 16, 2009. The Company, together with its consolidated subsidiaries and variable interest entities (“VIEs”) are principally engaged in the provision of data center hosting and related services. Where appropriate, the term “Company” also refers to the Company itself and its consolidated subsidiaries and VIEs as a whole.

PRC laws and regulations prohibit foreign ownership of internet and telecommunications-related businesses. To comply with these foreign ownership restrictions, the Company conducts its businesses in the PRC through its VIEs using contractual agreements (the “VIE Agreements”). The Company controls four significant VIEs, namely Beijing Yiyun Network Technology Co., Ltd. (previously known as Beijing aBitCool Network Technology Co., Ltd.), or VNET Technology, Beijing iJoy Information Technology Co., Ltd., or BJ iJoy, HuLianXinCheng Network Technology (Beijing) Co., Ltd. (previously known as WiFire Network Technology (Beijing) Co., Ltd. and aBitcool Small Micro Network Technology (BJ) Co., Ltd.), or HuLianXinCheng Network and Shanghai Zhiyan Yunwei Technology Co., Ltd., or SH Zhiyan as of December 31, 2024. The key terms of the VIE Agreements in relation to BJ iJoy, WiFire Network and SH Zhiyan are substantially similar to VNET Technology, except for the terms separately disclosed as below.

The equity interests of VNET Technology are legally held by certain PRC individuals, including Mr. Sheng Chen, the Executive Chairman of Board of Directors of the Company and Zhang Jun (collectively the “Nominee Shareholders”). The following is a summary of the key terms of the VIE Agreements of VNET Technology:

Exclusive option agreement

Pursuant to the exclusive option agreement entered into amongst VNET Data Center Co., Ltd. (VNET China) and the Nominee Shareholders of VNET Technology, the Nominee Shareholders granted the Company or its designated party, an exclusive irrevocable option to purchase all or part of the equity interests held by the Nominee Shareholders in VNET Technology, when and to the extent permitted under the PRC laws, at an amount equal to RMB1. VNET Technology cannot declare any profit distributions or grant loans in any form without the prior written consent of VNET C hina. The Nominee Shareholders must remit in full any funds received from VNET Technology to VNET China, in the event any distributions are made by VNET Technology. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of VNET China. On December 19, 2016, this agreement was renewed for another 10 years, expiring on December 18, 2026.

SH Zhiyan has substantially similar exclusive option agreement except that the term of SH Zhiyan will terminate when SH Edge Connect, the primary beneficiary, purchases all of SH Zhiyan’s equity interest held by the Nominee Shareholder, Shanghai Rongyan Yunqi Technology Co., Ltd. (“SH Rongyan”).

On April 22, 2024, the exclusive option agreement of VNET Technology was updated. Pursuant to the equity option agreement on April 22, 2024 by and among VNET China, VNET Technology, Beijing VNET Broad Band Data Center Co., Ltd. (VNET Beijing) and each of the shareholders of VNET Technology, the shareholders of VNET Technology and VNET Technology (as the shareholder of VNET Beijing) have irrevocably granted VNET China an exclusive option to purchase all or part of their equity interests in VNET Technology and VNET Beijing when permissible under PRC laws. VNET China or its designated person may exercise such options to purchase equity interests at the lower of the amount of their respective paid-in capital in VNET Technology and VNET Beijing and the lowest price permitted under applicable PRC laws. The shareholders of VNET Technology and VNET Technology (as the shareholder of VNET Beijing) have undertaken that, without VNET China’s prior written consent, they will not, among other things, (i) transfer or otherwise dispose of their equity interests in VNET Technology and VNET Beijing, (ii) create any pledge or encumbrance on their equity interests in VNET Technology and VNET Beijing, (iii) change the registered capital of VNET Technology or VNET Beijing, (iv) merge VNET Technology and VNET Beijing with any other entity, (v) dispose of VNET Technology’s or VNET Beijing’s material assets (except in the ordinary course of business), or (vi) amend VNET Technology’s or VNET Beijing’s articles of association. The equity option agreement will remain effective for ten years and can be renewed upon request by VNET China.

On April 22, 2024, SH Zhiyan and HuLianXinCheng also updated the exclusive option agreement with similar terms of VNET Technology.

1.    ORGANIZATION (CONTINUED)

Exclusive technical consulting and service agreement

Pursuant to the exclusive technical consulting and service agreement entered into between VNET China and VNET Technology, VNET China is to provide exclusive management consulting services and internet technical services in return for fees based on of a predetermined hourly rate of RMB1, which is adjustable at the sole discretion of VNET China. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of VNET China. On December 19, 2016, this agreement was renewed for another 10 years, expiring on December 18, 2026.

SH Zhiyan has substantially similar exclusive technical consulting and service agreement except that the term for SH Zhiyan would be in effect for an unlimited term unless terminated in writing by SH Edge Connect, the primary beneficiary of VIE SH Zhiyan.

On April 22, 2024, the agreement was updated. Pursuant to the exclusive consultation service agreement entered into on April 22, 2024 by and among VNET China, VNET Technology and VNET Beijing, VNET China has the exclusive right to provide VNET Technology and VNET Beijing with software technology development, technology consulting, and technical services required by the business of VNET Technology and VNET Beijing. Without VNET China’ prior written consent, VNET Technology and VNET Beijing cannot accept any same or similar services subject to this agreement from any third party. VNET Technology and VNET Beijing agree to pay VNET China an annual service fee at an amount that is equal to 100% of its monthly after-tax profits, after making up losses from previous years, or an amount that is adjusted in accordance with VNET China’ sole discretion for the relevant month and also the mutually-agreed amount for certain other technical services, both of which should be paid within five days after VNET China sends invoice. VNET China has exclusive ownership of all the intellectual property rights created as a result of the performance of the exclusive consultation and service agreement, to the extent permitted by applicable PRC laws. To guarantee the performance the obligations of VNET Technology and VNET Beijing thereunder, the shareholders of VNET Technology have agreed to pledge their equity interests in VNET Technology to VNET China pursuant to the equity pledge agreement. The Exclusive Consultation and Service Agreement will remain effective for ten years, unless otherwise terminated by VNET China. Upon request by VNET China, the term of this agreement can be renewed prior to its expiration.

On April 22, 2024, SH Zhiyan and HuLianXinCheng also updated the exclusive technical and service agreement with similar terms of VNET Technology.

Loan agreement

In January 2011, VNET China and the Nominee Shareholders entered into a loan agreement. Pursuant to the agreement, VNET China has provided interest-free loan facilities of RMB7,000 and RMB3,000, respectively, to the Nominee Shareholders of VNET Technology for the purpose of providing capital to VNET Technology to develop its data center and telecommunications value-added business and related businesses. There is no fixed term for the loan.

The Nominee Shareholder of SH Zhiyan did not enter into any loan agreement to fund the capital injected in SH Zhiyan.

VNET China and the shareholders of VNET Technology entered into a loan agreement on April 22, 2024. Pursuant to the agreements, VNET China has provided interest-free loan facilities of RMB57.0 million and RMB3.0 million, respectively, to the shareholders of VNET Technology, Mr. Sheng Chen and Mr. Jun Zhang, which was used to provide capital to VNET Technology to develop our data center and telecommunications value-added business and related businesses. There is no fixed term for the loan. To repay the loans, the shareholders of VNET Technology are required to transfer their shares in VNET Technology to VNET China or any entity or person designated by VNET China, as permitted under PRC laws. The shareholders of VNET Technology also undertake not to transfer all or part of their equity interests in VNET Technology to any third party, or to create any encumbrance, without the written permission from VNET China. In addition, we will provide unlimited financial support to VNET Technology for its operations and agreed to forego the right to seek repayment in the event VNET Technology is unable to repay such funding.

On April 22, 2024, HuLianXinCheng also updated the loan agreement with similar terms of VNET Technology.

1.    ORGANIZATION (CONTINUED)

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in VNET Technology to VNET China, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and VNET Technology’s Articles of Association. The power of attorney remains valid and irrevocable from the date of execution, so long as each Nominee Shareholder remains as a shareholder of VNET Technology.

The power of attorney agreement in relation to VNET Technology was reassigned to VNET Group, Inc. in September 2010.

Pursuant to the respective power of attorney entered into on April 22, 2024, each shareholder of VNET Technology irrevocably authorized VNET Group, Inc. to act as his attorney in-fact to exercise all of his or her rights as a shareholder of VNET Technology, including the right to convene shareholder meetings, the right to vote and sign any resolution as a shareholder, the right to appoint directors, supervisors, and officers, and the right to sell, transfer, pledge, and dispose of all or a portion of the equity interest held by such shareholder. These powers of attorney will remain in force for ten years. Upon request by VNET Group, Inc., each shareholder of VNET Technology shall extend the term of its authorization prior to its expiration.

On April 22, 2024, the power of attorney agreements in relation to SH Zhiyan and HuLianXinCheng were also updated with similar terms of VNET Technology.

Share pledge agreement

Pursuant to the share pledge agreement entered into amongst VNET China, VNET Technology and the Nominee Shareholders, the Nominee Shareholders have contemporaneously pledged all their equity interests in VNET Technology to guarantee the repayment of the loan under the Loan Agreement between VNET China and the Nominee Shareholders. On August 10, 2015, a Notification of Cancellation of share pledge registration was issued by Beijing Administration for Industry and Commerce, Pinggu Branch to cancel the registration of the share pledge by one of the Nominee Shareholders of VNET Technology, Zhang Jun. Such cancellation does not affect the effectiveness of the share pledge agreement and does not lessen the control imposed on the contractual parties of the Company.

If VNET Technology breaches its respective contractual obligations under the Share pledge agreement and the loan agreement, VNET China, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in VNET Technology without the prior written consent of VNET China.

SH Zhiyan has substantially similar term except that the Nominee Shareholders of SH Zhiyan did not enter into any loan agreement to fund the capital injected in SH Zhiyan as mentioned above.

On April 22, 2024, VNET China entered into a share pledge agreement with VNET Technology’s two shareholders. Pursuant to the share pledge agreement, each of the shareholders pledged his shares in VNET Technology to VNET China in order to guarantee the performance by the shareholders of their obligations under the equity option agreement, the loan agreement and the power of attorney, as well as the performance by VNET Technology of its obligations under the equity option agreement, the power of attorney, and payment of service fees to VNET China under the exclusive consultation and service agreement. In the event of a breach by VNET Technology or any shareholder of contractual obligations under the equity pledge agreement, VNET China, as pledgee, will have the right to dispose of the pledged equity interests in VNET Technology and will have priority in receiving the proceeds from such disposal. The shareholders of VNET Technology also have undertaken that, without prior written consent of VNET China, they will not dispose of, create, or allow any encumbrance on the pledged equity interests. We have registered the pledges of the equity interests in VNET Technology with the local branch of the State Administration for Industry and Commerce of the PRC (currently known as State Administration for Market Regulation of the PRC).

On April 22, 2024, SH Zhiyan and HuLianXinCheng also updated the loan agreement with similar terms of VNET Technology.

1.    ORGANIZATION (CONTINUED)

Financial support letter

Pursuant to the financial support letter, VNET Group, Inc. agreed to provide unlimited financial support to VNET Technology for its operations and agreed to forego the right to seek repayment in the event VNET Technology is unable to repay such funding.

SH Zhiyan has substantially similar term except that SH Edge Connect provides unlimited financial support to SH Zhiyan for its operations.

Despite the lack of technical majority ownership, through the irrevocable power of attorney agreement, the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in VNET Technology to the Company. In addition, the Company, through VNET China, has the ability to exercise all the rights of VNET Technology’s shareholders pursuant to the share pledge agreement and exclusive option agreement. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses through the financial support letter. In addition, the Company also demonstrates its ability to receive substantially all of the economic benefits of VNET Technology through VNET China through the consulting and service agreement. Thus, the Company is the primary beneficiary of VNET Technology and consolidates VNET Technology and its subsidiaries under Accounting Standards Codification (“ASC”) Subtopic 810-10, Consolidation: Overall (“ASC 810-10”). Similar conclusion has been reached with respect to the VIE structures with the Company or the Company’s subsidiaries, as the respective primary beneficiaries for other VIEs, i.e., BJ iJoy, WiFire Network and SH Zhiyan.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the VIEs is in compliance with applicable PRC laws and regulations in any material respect, and (ii) each of the VIE Agreements is valid, legally binding and enforceable to each party of such agreements under the existing PRC laws and will not violate any PRC laws or regulations currently in effect.

However, the interpretation and application of current PRC laws and regulations are evolving and new laws and regulations may become effective from time to time in the future. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. To the extent that changes and new PRC laws and regulations prohibit the Company’s VIE arrangements from complying with the principles of consolidation, the Company would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss of control in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs is remote based on current facts and circumstances.

Except for certain property with carrying amounts of RMB324,486 and restricted cash of RMB18,000 that were pledged to secure borrowings granted to the Company, there were no pledges or collateralization of the consolidated VIEs’ assets as of December 31, 2024. Creditors of the Consolidated VIEs have no recourse to the general credit of the primary beneficiaries of the Consolidated VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Consolidated VIEs operate the data centers and own facilities including property, leasehold improvements, renovation and decoration, data center equipment, which are recognized in the Company’s consolidated financial statements. They also hold certain value- added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires data center operation and marketing workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the Consolidated VIEs during the periods presented.

1.    ORGANIZATION (CONTINUED)

The following tables represent the financial information of the consolidated VIEs as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Company:

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	923,692	951,869
Restricted cash	434,421	514,991
Accounts receivable (net of allowance for doubtful debt of RMB161,837 and RMB121,632 as of December 31, 2023 and 2024, respectively)	1,412,456	1,510,487
Amounts due from related parties	58,823	77,907
Prepaid expenses and other current assets	2,081,948	2,258,563
Total current assets	4,911,340	5,313,817
Non-current assets:
Restricted cash	382	18,000
Derivative financial instrument	—	6,768
Long-term investments, net	168,377	151,849
Property and equipment, net	7,398,768	7,150,464
Intangible assets, net	453,606	510,847
Land use rights, net	56,971	55,402
Operating lease right-of-use assets, net	3,948,272	4,561,722
Deferred tax assets, net	208,266	221,722
Other non-current assets	148,383	166,103
Total non-current assets	12,383,025	12,842,877
Total assets	17,294,365	18,156,694
Current liabilities:
Short-term bank borrowings	30,000	589,000
Current portion of long-term borrowings	544,803	1,093,160
Current portion of finance lease liabilities	97,388	94,162
Current portion of operating lease liabilities	754,935	881,025
Accounts and notes payable	493,837	574,642
Amounts due to inter-companies, net (1)	4,736,035	3,128,991
Amounts due to related parties	356,080	355,679
Income taxes payable	13,531	68,458
Advances from customers	1,605,247	1,378,806
Deferred revenue	83,546	80,435
Current portion of deferred government grants	8,062	6,727
Accrued expenses and other payables	1,616,423	1,274,258
Total current liabilities	10,339,887	9,525,343

1.    ORGANIZATION (CONTINUED)

	As of December 31,
	2023	2024
	RMB	RMB
Non-current liabilities:
Long-term borrowings	2,464,811	3,285,482
Non-current portion of finance lease liabilities	720,954	705,013
Non-current portion of operating lease liabilities	3,230,506	3,737,819
Amounts due to inter-companies, net (1)	1,020,972	1,020,972
Unrecognized tax benefits	98,082	107,850
Deferred tax liabilities	139,174	118,374
Deferred government grants	11,862	38,654
Total non-current liabilities	7,686,361	9,014,164
Total liabilities	18,026,248	18,539,507

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	5,944,519	6,418,125	7,391,709
Net (loss) income	(66,764)	(999,101)	353,325

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash generated from operating activities	1,351,179	1,418,796	2,191,027
Net cash used in investing activities	(1,849,339)	(1,431,085)	(2,095,055)
Net cash generated from (used in) financing activities	1,243,495	(359,809)	30,393
Net increase (decrease) in cash and cash equivalents and restricted cash	745,335	(372,098)	126,365
(1)	Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the Consolidated VIEs.